Derivative financial instruments and Short positions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
"Swap"
Derivatives Financial Instruments by Counterparty
Notional		R$ 202,081,214	R$ 196,887,188	R$ 315,466,085
"Swap" | Customers
Derivatives Financial Instruments by Counterparty
Notional		32,912,721	43,082,605
"Swap" | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		19,599,395	15,910,871
"Swap" | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	149,569,098	137,893,712
Options
Derivatives Financial Instruments by Counterparty
Notional		190,061,609	175,841,405	91,877,351
Options | Customers
Derivatives Financial Instruments by Counterparty
Notional		11,263,513	5,916,105
Options | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		1,240,309	839,182
Options | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	177,557,787	169,086,118
Future Contracts
Derivatives Financial Instruments by Counterparty
Notional		161,725,596	104,651,180	184,191,204
Future Contracts | Customers
Derivatives Financial Instruments by Counterparty
Notional		0	0
Future Contracts | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		0	0
Future Contracts | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	161,725,596	104,651,180
Forward Contracts and Others
Derivatives Financial Instruments by Counterparty
Notional		47,823,561	50,853,154	R$ 51,051,014
Forward Contracts and Others | Customers
Derivatives Financial Instruments by Counterparty
Notional		25,470,287	29,044,676
Forward Contracts and Others | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		18,816,991	17,563,319
Forward Contracts and Others | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	R$ 3,536,283	R$ 4,245,159

[1]	Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and other securities and commodities exchanges.